Condensed interim consolidated statement of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Profit before tax from continued operations	$ 3,589,285	$ (146,602,899)
Loss for the period/year from discontinued operations	(1,511,817)	(15,640,435)
Profit/(loss) for the year before tax	2,077,468	(162,243,334)
Adjustments to reconcile profit/(loss) before tax to net cash flows:
Depreciation of property and equipment	513,463	365,340
Depreciation of right-of-use assets	804,836	703,553
Amortization of intangible assets	1,844,585	676,750
Write down of assets held for sale	10,889,775
Other non - cash income	(16,637,801)
Gain on disposal of subsidiaries	(967,310)
Change in fair value of financial liabilities	(149,430)	(62,324,575)
Provision for employees' end of service benefits	37,711	322,955
Other non-cash expenses		5,919,585
Gain on disposal of right-of-use assets		(85,636)
Impairment of financial assets		10,000,890
Recapitalization costs		139,609,424
Employee share scheme reserve charges		257,093
Adjustments to reconcile profit/(loss) before tax to net cash flows	(1,586,703)	(66,797,955)
Changes in working capital:
Trade and other receivables	3,209,551	(8,114,968)
Prepaid expenses and other current assets	779,057	(3,988,021)
Due to related party	556,000
Accounts payable, accruals and other payables	(159,887)	1,992,144
Current tax liabilities	(555,303)	518,387
Payment of employees' end of service benefits		(439,914)
Net cash flows from/(used in) operating activities	2,242,715	(76,830,327)
Cash flows from an investing activity
Sublease rentals received	144,087
Purchase of property and equipment		(1,191,592)
Purchase of financial assets		(5,000,010)
Capitalized development costs		(1,666,934)
Payment for acquisition of subsidiary, net of cash acquired		(1,463,293)
Net cash flows from/(used in) investing activities	144,087	(9,321,829)
Cash flows from financing activities
Proceeds from issuance of share capital	635	32,333,801
Proceeds from issuance of convertible notes	788,828	26,336,000
Repayment of loan from related party	(318,256)	(35,066)
Repayment of external loan	(707,125)
Finance lease liabilities paid, net of accretion	(870,771)	(436,677)
Proceed from PIPE subscription		39,664,000
Finance cost paid		(182,996)
Net cash flows (used in)/from financing activities	(1,106,689)	97,679,062
Net increase in cash and cash equivalents	1,280,113	11,526,906
Cash and cash equivalents at the beginning of the year	2,696,276	9,529,723
Effects of exchange rate changes on cash and cash equivalents	(3,057,865)	(1,752,249)
Cash and cash equivalents at the end of the year	$ 918,524	$ 19,304,380